Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash		$ 13,654,445	$ 18,035,405
Restricted cash		1,878,267	82,195
Accounts receivable, net		6,913,996
Prepayments		392,249	149,304
Inventories, net		19,984,094	39,999,992
Other current assets		725,130	85,702
Total Current Assets		55,388,829	82,753,396
Non-current Assets
Restricted cash, non-current		1,616,677	879,893
Deferred offering costs			2,084,810
Long-term prepaid expenses		7,217,986	7,757,193
Deposits for property and equipment		9,716,009	1,466,878
Property and equipment, net		129,039,494	142,781,558
Right of use assets		36,627,800	537,032
Other non-current assets		192,905	22,250
Total Non-current Assets		184,410,871	155,529,614
Total Assets		239,799,700	238,283,010
Current Liabilities
Short-term bank borrowings		16,126,730
Accounts payable		17,629,696	37,221,124
Contract liabilities		3,635,144	530,817
Income tax payable		781,238
Other payable and accrued expenses		3,392,774	5,606,763
Lease liabilities, current		2,118,900	151,260
Contingent consideration payable (13,000,000 earnout shares subject to surrender and cancel as of December 31, 2024)		4,617,000
Total Current Liabilities		125,033,416	169,193,637
Lease liabilities, non-current		34,327,142	372,725
Long-term bank borrowings		20,999,733	11,819,527
Total Non-current Liabilities		55,326,875	12,192,252
Total Liabilities		180,360,291	181,385,889
Commitments and Contingencies (Note 16)
Equity
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 46,595,743 shares issued, and 33,595,743 shares outstanding (excluding 13,000,000 earnout shares subject to surrender and cancel) as of December 31, 2024 and 41,000,000 shares issued and outstanding as of December 31, 2023, respectively)*	[1]	3,359	4,100
Additional paid-in capital		14,414,905	49,995,900
Retained earnings		50,316,486	9,702,316
Accumulated other comprehensive loss		(5,494,790)	(2,805,195)
Total TOYO Co., Ltd Shareholders’ Equity		59,239,960	56,897,121
Non controlling interest		199,449
Total Equity		59,439,409	56,897,121
Total Liabilities and Equity		239,799,700	238,283,010
Related party
Current Assets
Accounts receivable – related parties		11,840,648
Prepayments – a related party			24,400,798
Current Liabilities
Contract liabilities – related parties		20,098,561	28,815,934
Due to related parties		$ 56,633,373	$ 96,867,739

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).